OPERATING EXPENSES - Employee benefit expenses and severance payments (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
OPERATING EXPENSES
Operating expenses	$ 7,878,767	$ 5,635,634	$ 6,256,880
Employee benefit expenses and severance payments
Salaries, social security expenses and benefits	(1,626,133)	(1,144,135)	(1,363,607)
Severance indemnities	(278,834)	(171,491)	(80,466)
Other employee expenses	(56,130)	(31,111)	(29,683)
Employee benefit expenses and severance payments	$ (1,961,097)	$ (1,346,737)	$ (1,473,756)